Net debt - Reconciliation of cash flow from financing liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from loans	£ 5,645	£ 4,218	£ 2,932
Repayment of loans	(1,663)	(3,253)	(1,969)
Payments of lease liabilities	(112)	(121)	(70)
Net movements in short-term borrowings	(759)	(424)	179
Interest paid	(835)	(957)	(914)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from loans	5,645	4,218	2,932
Repayment of loans	(1,663)	(3,253)	(1,969)
Payments of lease liabilities	(112)	(121)	(70)
Net movements in short-term borrowings	(759)	(424)	179
Interest paid	(804)	(904)	(856)
Cash flows per financing activities section of cash flow statement	2,307	(484)	216
Non-net debt-related items	29	34	24
Cash flows relating to financing liabilities within net debt	2,336	(450)	240
Borrowings	2,336	(450)	240
Financing derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash inflows on derivatives	58	62	221
Cash outflows on derivatives	(185)	(249)	(186)
Interest paid	(31)	(53)	(58)
Cash flows per financing activities section of cash flow statement	(158)	(240)	(23)
Derivative cash inflow in relation to capital expenditure	10	13	13
Derivative cash inflows per investing section of cash flow statement	225	58	17
Derivative cash outflows per investing section of cash flow statement	(81)	(281)	(429)
Cash flows relating to financing liabilities within net debt	(4)	(450)	(422)
Financing derivatives	£ (4)	£ (450)	£ (422)